Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		72 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,795,489)	$ (833,986)	$ (1,063,179)	$ (4,391,786)	$ (16,226,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock for patent expenses	0	51,812	51,812	0	321,057
Issuance of stock for services	676,441	125,000	100,000	100,000	200,000
Contribution of services from noncontrolling interest	29,882	130,961	130,943	1,540,041	2,393,484
Amortization of discount on debt	14,636	4,337	6,505	0	6,505
Deferred costs	0	0	0	0	103,883
Change in derivative liability	(1,800)	(10,800)	(16,200)	(32,400)	10,800
Changes in operating assets and liabilities:
Accounts receivable	(4,530)	0
Tax refund receivable	147,997	242,016	94,019	(5,142)	(147,997)
Accrued expenses	119,930	(789)	95,224	121,148	469,700
Net cash used in operating activities	(812,933)	(291,449)	(600,876)	(2,668,139)	(12,869,348)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from demand note payable	0	60,000	60,000	0	60,000
Proceeds from convertible note payable	0	100,000	100,000	0	100,000
Issuance of stock and warrants	830,000	122,996
Issuance of member units			445,000	540,000	12,115,000
Exercise of warrants	50,000	0	0	0	765,000
Payment of deferred costs			0	0	(103,883)
Net cash provided by financing activities	880,000	282,996	605,000	540,000	12,936,117
Net increase (decrease) in cash and cash equivalents	67,067	(8,453)	4,124	(2,128,139)	66,769
Cash and cash equivalents - beginning of the period	66,769	62,645	62,645	2,190,784	0
Cash and cash equivalents - end of the period	133,836	54,192	66,769	62,645	66,769
Supplemental disclosure of cash flow information:
Cash paid for interest	2,000	0	2,000	0	2,000
Supplemental disclosure of non-cash financing activities:
Conversion of demand note payable to common stock	60,000	0
Transfer from derivative liability classification to equity classification	9,000	0
Issuance of stock for settlement of payable	242,643	0
Promissory notes received from issuance of stock	0	150,000	110,000	567,000	677,000
Discount on debt issued with warrants	$ 0	$ 32,525	$ 32,525	$ 0	$ 32,525